Income Taxes (Tables)	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
Income taxes recognized during the three and nine months ended September 30, 2018, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Provision for income taxes	$11,526	$8,239	$31,388	$31,414
Tax impact of restructuring and other items	—	—	(1,453)	(969)
Provision for income taxes after restructuring and other items	$11,526	$8,239	$29,935	$30,445